UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05445

Name of Registrant: Vanguard Fenway Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Item 1: Schedule of Investments

Equity Income Fund

Schedule of Investments
As of December 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (95.1%)[1]
Consumer Discretionary (6.6%)
Lowe's Cos. Inc.	4,721,410	167,705
McDonald's Corp.	757,815	66,847
WPP plc	4,550,845	66,157
Home Depot Inc.	982,900	60,792
Mattel Inc.	1,600,150	58,598
Thomson Reuters Corp.	1,877,300	54,554
Time Warner Cable Inc.	324,500	31,538
Kohl's Corp.	475,000	20,416
H&R Block Inc.	1,071,300	19,894
Gannett Co. Inc.	1,033,000	18,604
Foot Locker Inc.	528,600	16,979
Brinker International Inc.	520,100	16,118
Darden Restaurants Inc.	349,100	15,734
Cooper Tire & Rubber Co.	589,500	14,950
Whirlpool Corp.	48,200	4,904
Belo Corp. Class A	529,650	4,062
Time Warner Inc.	79,300	3,793
Hasbro Inc.	56,300	2,021
		643,666
Consumer Staples (14.3%)
Philip Morris International Inc.	2,725,495	227,960
Procter & Gamble Co.	2,049,890	139,167
General Mills Inc.	2,836,100	114,607
Kimberly-Clark Corp.	1,287,558	108,709
Kraft Foods Group Inc.	2,352,209	106,955
Unilever NV	2,782,840	106,583
PepsiCo Inc.	1,480,330	101,299
Wal-Mart Stores Inc.	1,440,392	98,278
Sysco Corp.	2,525,260	79,950
Coca-Cola Co.	1,787,764	64,806
Altria Group Inc.	1,934,645	60,787
Imperial Tobacco Group plc	788,651	30,454
HJ Heinz Co.	438,600	25,298
Reynolds American Inc.	543,000	22,497
ConAgra Foods Inc.	753,100	22,217
Campbell Soup Co.	565,100	19,716
British American Tobacco plc	340,463	17,251
Universal Corp.	327,182	16,330
Walgreen Co.	263,400	9,748
Colgate-Palmolive Co.	91,500	9,565
Mondelez International Inc. Class A	266,989	6,800
		1,388,977
Energy (12.4%)
Exxon Mobil Corp.	4,748,330	410,968
Chevron Corp.	3,403,910	368,099
ConocoPhillips	2,171,990	125,954
Royal Dutch Shell plc Class B	3,385,287	119,814
Occidental Petroleum Corp.	1,004,000	76,916

BP plc ADR	1,265,900	52,712
Marathon Petroleum Corp.	369,900	23,303
Valero Energy Corp.	557,100	19,008
Phillips 66	131,200	6,967
		1,203,741
Exchange-Traded Fund (0.6%)
2 Vanguard Value ETF	963,400	56,648

Financials (12.7%)
JPMorgan Chase & Co.	6,240,890	274,412
Marsh & McLennan Cos. Inc.	5,184,320	178,704
BlackRock Inc.	489,790	101,244
ACE Ltd.	1,090,530	87,024
Wells Fargo & Co.	2,417,180	82,619
PNC Financial Services Group Inc.	1,337,392	77,983
Chubb Corp.	947,480	71,364
M&T Bank Corp.	717,000	70,603
Swiss Re AG	671,031	48,975
Travelers Cos. Inc.	416,400	29,906
Aflac Inc.	545,700	28,988
Bank of New York Mellon Corp.	1,098,600	28,234
Allstate Corp.	641,500	25,769
Fifth Third Bancorp	1,543,200	23,441
BB&T Corp.	782,000	22,764
Huntington Bancshares Inc.	3,125,000	19,969
PartnerRe Ltd.	228,100	18,360
Validus Holdings Ltd.	502,300	17,370
SLM Corp.	552,100	9,457
Invesco Ltd.	340,800	8,891
American Express Co.	131,400	7,553
Montpelier Re Holdings Ltd.	41,500	949
		1,234,579
Health Care (12.5%)
Johnson & Johnson	4,684,605	328,391
Merck & Co. Inc.	7,449,204	304,970
Pfizer Inc.	11,412,577	286,227
Roche Holding AG	482,552	98,308
Abbott Laboratories	1,047,100	68,585
Eli Lilly & Co.	903,749	44,573
AstraZeneca plc ADR	698,389	33,013
Baxter International Inc.	292,000	19,465
Medtronic Inc.	347,700	14,263
Bristol-Myers Squibb Co.	346,432	11,290
		1,209,085
Industrials (13.2%)
General Electric Co.	12,401,092	260,299
3M Co.	1,734,800	161,076
United Technologies Corp.	1,848,200	151,571
Eaton Corp. plc	2,221,060	120,381
United Parcel Service Inc. Class B	1,423,700	104,969
Illinois Tool Works Inc.	1,575,650	95,815
Stanley Black & Decker Inc.	1,217,990	90,095
Waste Management Inc.	1,517,000	51,184
Lockheed Martin Corp.	511,200	47,179
Boeing Co.	587,100	44,244
Honeywell International Inc.	661,962	42,015

Raytheon Co.	452,900	26,069
Schneider Electric SA	348,898	26,022
Northrop Grumman Corp.	364,713	24,647
L-3 Communications Holdings Inc.	168,200	12,888
Exelis Inc.	922,400	10,395
RR Donnelley & Sons Co.	482,800	4,345
Deluxe Corp.	122,100	3,937
Steelcase Inc. Class A	83,900	1,069
Emerson Electric Co.	19,700	1,043
		1,279,243
Information Technology (8.5%)
Microsoft Corp.	7,688,449	205,512
Intel Corp.	8,948,730	184,612
Analog Devices Inc.	3,000,380	126,196
Cisco Systems Inc.	4,237,800	83,273
Maxim Integrated Products Inc.	2,593,586	76,252
Xilinx Inc.	1,623,500	58,284
Accenture plc Class A	560,000	37,240
Seagate Technology plc	771,700	23,521
Computer Sciences Corp.	547,100	21,911
Broadridge Financial Solutions Inc.	116,500	2,666
		819,467
Materials (3.6%)
International Paper Co.	1,601,700	63,812
Dow Chemical Co.	1,963,700	63,467
Nucor Corp.	1,284,960	55,484
EI du Pont de Nemours & Co.	1,215,557	54,664
LyondellBasell Industries NV Class A	543,900	31,051
PPG Industries Inc.	213,300	28,870
Eastman Chemical Co.	358,000	24,362
Huntsman Corp.	1,154,700	18,360
Bemis Co. Inc.	228,600	7,649
PH Glatfelter Co.	189,100	3,305
Freeport-McMoRan Copper & Gold Inc.	28,400	971
		351,995
Telecommunication Services (4.2%)
AT&T Inc.	8,195,025	276,254
Verizon Communications Inc.	1,813,498	78,470
Vodafone Group plc ADR	1,931,610	48,657
		403,381
Utilities (6.5%)
Xcel Energy Inc.	2,968,990	79,302
National Grid plc	6,003,391	68,766
UGI Corp.	2,059,660	67,371
Northeast Utilities	1,341,110	52,411
NextEra Energy Inc.	756,896	52,370
PPL Corp.	1,091,060	31,237
American Electric Power Co. Inc.	721,620	30,799
PG&E Corp.	614,200	24,678
Public Service Enterprise Group Inc.	700,000	21,420
DTE Energy Co.	353,200	21,210
American Water Works Co. Inc.	514,800	19,114
Ameren Corp.	617,800	18,979
Pinnacle West Capital Corp.	366,200	18,669
NV Energy Inc.	997,200	18,089
Vectren Corp.	593,000	17,434

Wisconsin Energy Corp.			465,900	17,168
PNM Resources Inc.			778,300	15,963
Portland General Electric Co.			489,600	13,395
Dominion Resources Inc.			256,870	13,306
Consolidated Edison Inc.			228,500	12,691
Duke Energy Corp.			74,700	4,766
Avista Corp.			179,900	4,337
Southern Co.			68,900	2,950
				626,425
Total Common Stocks (Cost $7,807,630)				9,217,207
	Coupon
Temporary Cash Investments (4.5%)[1]
Money Market Fund (2.6%)
3 Vanguard Market Liquidity Fund	0.162%		250,428,000	250,428

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (1.8%)
Goldman Sachs & Co.
(Dated 12/31/12, Repurchase Value
$171,202,000, collateralized by
Government National Mortgage Assn.
4.500%, 11/20/24-7/20/41)	0 250%	1/2/13	171,200	171,200

U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.097%	3/27/13	15,400	15,395
[4,5] Freddie Mac Discount Notes	0.125%	2/19/13	200	200
[4,5] Freddie Mac Discount Notes	0.118%	3/11/13	100	100
				15,695
Total Temporary Cash Investments (Cost $437,323)				437,323
Total Investments (99.6%) (Cost $8,244,953)				9,654,530
Other Assets and Liabilities-Net (0.4%)				35,772
Net Assets (100%)				9,690,302

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.1% and 1.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $700,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to

Equity Income Fund

procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,741,461	475,746	—
Temporary Cash Investments	250,428	186,895	—
Futures Contracts—Assets[1]	6,913	—	—
Total	8,998,802	662,641	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio

Equity Income Fund

turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2013	692	245,677	(1,238)
E-mini S&P 500 Index	March 2013	636	45,159	161

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At December 31, 2012, the cost of investment securities for tax purposes was $8,244,953,000. Net unrealized appreciation of investment securities for tax purposes was $1,409,577,000, consisting of unrealized gains of $1,498,800,000 on securities that had risen in value since their purchase and $89,223,000 in unrealized losses on securities that had fallen in value since their purchase.

Growth Equity Fund

Schedule of Investments
As of December 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (95.5%)[1]
Consumer Discretionary (17.1%)
*	TripAdvisor Inc.	262,337	11,008
	Ralph Lauren Corp. Class A	70,351	10,547
	Harley-Davidson Inc.	203,831	9,955
*	Amazon.com Inc.	39,171	9,837
	TJX Cos. Inc.	228,513	9,700
*	Bed Bath & Beyond Inc.	171,629	9,596
	NIKE Inc. Class B	164,776	8,502
	Home Depot Inc.	131,730	8,148
	Inditex SA ADR	264,825	7,552
*	Michael Kors Holdings Ltd.	126,547	6,458
*	Lululemon Athletica Inc.	72,771	5,547
	Yum! Brands Inc.	76,954	5,110
*	CarMax Inc.	122,909	4,614
	Prada SPA	465,919	4,504
*	O'Reilly Automotive Inc.	45,101	4,033
	Omnicom Group Inc.	74,907	3,742
*,^ Tesla Motors Inc.		109,613	3,713
			122,566
Consumer Staples (8.2%)
	Colgate-Palmolive Co.	124,852	13,052
	Brown-Forman Corp. Class B	188,505	11,923
	Whole Foods Market Inc.	123,496	11,279
	Costco Wholesale Corp.	84,276	8,324
	Beam Inc.	116,760	7,133
	Estee Lauder Cos. Inc. Class A	117,805	7,052
			58,763
Energy (5.2%)
	Exxon Mobil Corp.	120,930	10,466
	Apache Corp.	120,014	9,421
	Noble Energy Inc.	76,489	7,782
	Cenovus Energy Inc.	104,243	3,489
	National Oilwell Varco Inc.	49,649	3,394
	EOG Resources Inc.	20,258	2,447
			36,999
Financials (12.8%)
	Progressive Corp.	729,184	15,386
*	Berkshire Hathaway Inc. Class B	157,126	14,094
	US Bancorp	415,755	13,279
	American Tower Corporation	137,772	10,646
	Goldman Sachs Group Inc.	70,591	9,005
	M&T Bank Corp.	90,998	8,961
	Fairfax Financial Holdings Ltd.	23,290	8,395
*	Markel Corp.	13,120	5,686
	First Republic Bank	173,223	5,678
			91,130
Health Care (14.5%)
	Johnson & Johnson	168,650	11,822

* Express Scripts Holding Co.	164,290	8,872
Allergan Inc.	94,058	8,628
* Waters Corp.	87,664	7,637
* Gilead Sciences Inc.	103,379	7,593
Shire plc ADR	79,372	7,316
* IDEXX Laboratories Inc.	74,209	6,887
* Vertex Pharmaceuticals Inc.	164,050	6,880
* Life Technologies Corp.	138,722	6,808
* Biogen Idec Inc.	46,361	6,800
Novo Nordisk A/S ADR	41,606	6,791
* Alexion Pharmaceuticals Inc.	66,821	6,268
Bristol-Myers Squibb Co.	139,844	4,558
Agilent Technologies Inc.	90,715	3,714
Techne Corp.	42,084	2,876
		103,450
Industrials (8.5%)
United Parcel Service Inc. Class B	168,385	12,415
AMETEK Inc.	279,329	10,494
Precision Castparts Corp.	53,424	10,120
TransDigm Group Inc.	66,359	9,049
Watsco Inc.	100,320	7,514
Canadian Pacific Railway Ltd.	44,349	4,507
Danaher Corp.	70,358	3,933
Rockwell Automation Inc.	33,649	2,826
		60,858
Information Technology (27.2%)
Apple Inc.	83,098	44,294
* eBay Inc.	456,691	23,300
* Google Inc. Class A	20,248	14,363
Mastercard Inc. Class A	23,847	11,715
* EMC Corp.	393,267	9,950
* VMware Inc. Class A	102,218	9,623
* Red Hat Inc.	166,428	8,814
International Business Machines Corp.	43,251	8,285
Xilinx Inc.	227,620	8,171
* LinkedIn Corp. Class A	67,389	7,738
* Salesforce.com Inc.	43,079	7,242
Analog Devices Inc.	168,650	7,093
Altera Corp.	186,471	6,422
* Facebook Inc. Class A	174,857	4,656
QUALCOMM Inc.	74,428	4,616
Linear Technology Corp.	127,237	4,364
* F5 Networks Inc.	41,429	4,025
Avago Technologies Ltd. Class A	105,836	3,351
* Baidu Inc. ADR	31,836	3,193
* Teradata Corp.	50,277	3,112
		194,327
Materials (1.5%)
Monsanto Co.	116,613	11,037

Telecommunication Services (0.5%)
* SBA Communications Corp. Class A	49,929	3,546
Total Common Stocks (Cost $570,868)		682,676

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (5.4%)[1]
Money Market Fund (5.2%)
[2,3] Vanguard Market Liquidity Fund	0.162%		37,136,853	37,137

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Fannie Mae Discount Notes	0.097%	3/27/13	1,500	1,499
Total Temporary Cash Investments (Cost $38,637)				38,636
Total Investments (100.9%) (Cost $609,505)				721,312
Other Assets and Liabilities-Net (-0.9%)[3]				(6,397)
Net Assets (100%)				714,915

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,558,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.8% and 3.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $1,564,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $1,499,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the

Growth Equity Fund

securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	678,172	4,504	—
Temporary Cash Investments	37,137	1,499	—
Futures Contracts—Assets[1]	752	—	—
Futures Contracts—Liabilities[1]	(181)	—	—
Total	715,880	6,003	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Growth Equity Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2013	32	11,361	(60)
E-mini S&P 500 Index	March 2013	75	5,325	135

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At December 31, 2012, the cost of investment securities for tax purposes was $609,505,000. Net unrealized appreciation of investment securities for tax purposes was $111,807,000, consisting of unrealized gains of $121,604,000 on securities that had risen in value since their purchase and $9,797,000 in unrealized losses on securities that had fallen in value since their purchase.

PRIMECAP Core Fund

Schedule of Investments
As of December 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)
Consumer Discretionary (10.7%)
* CarMax Inc.	1,815,500	68,154
TJX Cos. Inc.	1,450,000	61,552
Limited Brands Inc.	1,211,900	57,032
Walt Disney Co.	1,070,300	53,290
* DIRECTV	1,045,788	52,457
* Bed Bath & Beyond Inc.	787,491	44,029
Carnival Corp.	1,048,400	38,550
Mattel Inc.	1,000,000	36,620
Whirlpool Corp.	305,000	31,034
Sony Corp. ADR	1,208,200	13,532
VF Corp.	54,470	8,223
Lowe's Cos. Inc.	230,000	8,170
Time Warner Cable Inc.	78,500	7,629
Macy's Inc.	159,100	6,208
Nordstrom Inc.	60,000	3,210
Ross Stores Inc.	49,550	2,683
Royal Caribbean Cruises Ltd.	77,000	2,618
Las Vegas Sands Corp.	25,000	1,154
Hasbro Inc.	14,100	506
		496,651
Consumer Staples (1.7%)
Kellogg Co.	700,000	39,095
PepsiCo Inc.	425,000	29,083
Costco Wholesale Corp.	100,000	9,877
CVS Caremark Corp.	21,000	1,015
		79,070
Energy (4.2%)
Schlumberger Ltd.	607,100	42,066
EOG Resources Inc.	253,100	30,572
Noble Energy Inc.	200,000	20,348
Encana Corp.	909,600	17,974
Transocean Ltd.	376,500	16,811
National Oilwell Varco Inc.	205,800	14,067
* Cameron International Corp.	234,550	13,243
Petroleo Brasileiro SA ADR Type A	661,400	12,765
Cenovus Energy Inc.	300,000	10,062
Cabot Oil & Gas Corp.	138,000	6,864
* Southwestern Energy Co.	140,000	4,677
* McDermott International Inc.	250,000	2,755
Exxon Mobil Corp.	24,000	2,077
Noble Corp.	20,000	696
Petroleo Brasileiro SA ADR	30,000	584
		195,561
Financials (7.5%)
Marsh & McLennan Cos. Inc.	4,235,400	145,994
Charles Schwab Corp.	4,385,000	62,969
* Berkshire Hathaway Inc. Class B	545,000	48,886
Chubb Corp.	600,000	45,192

Willis Group Holdings plc	567,900	19,042
Wells Fargo & Co.	450,000	15,381
American Express Co.	108,300	6,225
Comerica Inc.	96,000	2,913
		346,602
Health Care (29.4%)
Amgen Inc.	3,168,700	273,522
Roche Holding AG	1,106,400	225,401
Eli Lilly & Co.	3,470,600	171,170
Novartis AG ADR	2,256,250	142,821
* Biogen Idec Inc.	943,797	138,427
Johnson & Johnson	1,699,850	119,159
Medtronic Inc.	2,475,200	101,533
GlaxoSmithKline plc ADR	1,159,500	50,403
Abbott Laboratories	744,800	48,784
Sanofi ADR	646,300	30,622
* Waters Corp.	304,094	26,493
* Boston Scientific Corp.	3,632,200	20,813
* Illumina Inc.	211,200	11,741
Agilent Technologies Inc.	70,000	2,866
Stryker Corp.	45,500	2,494
* Cerner Corp.	5,000	388
		1,366,637
Industrials (15.3%)
Boeing Co.	1,293,900	97,508
Southwest Airlines Co.	8,946,525	91,612
Honeywell International Inc.	1,368,300	86,846
United Parcel Service Inc. Class B	955,900	70,479
FedEx Corp.	597,475	54,800
Expeditors International of Washington Inc.	935,050	36,981
Union Pacific Corp.	293,950	36,955
European Aeronautic Defence and Space Co. NV	897,350	35,170
CH Robinson Worldwide Inc.	519,350	32,833
Rockwell Automation Inc.	360,200	30,253
^ Ritchie Bros Auctioneers Inc.	898,300	18,766
Norfolk Southern Corp.	298,000	18,428
Caterpillar Inc.	196,050	17,562
PACCAR Inc.	325,000	14,693
* AECOM Technology Corp.	495,000	11,781
Babcock & Wilcox Co.	375,000	9,825
Cummins Inc.	67,000	7,259
Republic Services Inc. Class A	230,935	6,773
IDEX Corp.	137,000	6,375
* Delta Air Lines Inc.	480,000	5,698
* United Continental Holdings Inc.	210,000	4,910
CSX Corp.	225,000	4,439
Safran SA	100,000	4,364
Canadian Pacific Railway Ltd.	24,030	2,442
* Hertz Global Holdings Inc.	150,000	2,441
* Jacobs Engineering Group Inc.	50,000	2,129
Chicago Bridge & Iron Co. NV	30,000	1,391
* Kirby Corp.	16,000	990
		713,703
Information Technology (25.2%)
* Google Inc. Class A	212,100	150,457
Texas Instruments Inc.	3,756,700	116,232

	Intuit Inc.	1,605,500	95,527
	Microsoft Corp.	2,964,500	79,241
	QUALCOMM Inc.	1,200,500	74,455
	Oracle Corp.	2,176,500	72,521
*	SanDisk Corp.	1,335,216	58,162
*	EMC Corp.	2,045,100	51,741
	Visa Inc. Class A	341,035	51,694
*	Electronic Arts Inc.	3,465,800	50,358
*	Flextronics International Ltd.	7,899,300	49,055
*	Symantec Corp.	2,143,500	40,319
	ASML Holding NV	500,346	32,227
	Altera Corp.	925,000	31,857
	Intel Corp.	1,285,600	26,522
	Telefonaktiebolaget LM Ericsson ADR	2,554,800	25,804
	Applied Materials Inc.	2,041,000	23,349
	Accenture plc Class A	327,700	21,792
	KLA-Tencor Corp.	429,600	20,518
*	Adobe Systems Inc.	503,000	18,953
*,^ Research In Motion Ltd.		1,527,100	18,142
	Corning Inc.	1,296,700	16,364
	Motorola Solutions Inc.	252,000	14,031
	Apple Inc.	17,000	9,062
	NVIDIA Corp.	540,000	6,637
	Activision Blizzard Inc.	575,000	6,107
	Mastercard Inc. Class A	8,300	4,078
	Cisco Systems Inc.	150,000	2,948
	Hewlett-Packard Co.	197,000	2,807
	Analog Devices Inc.	30,000	1,262
	Xilinx Inc.	34,300	1,231
	International Business Machines Corp.	2,700	517
			1,173,970
Materials (4.6%)
	Monsanto Co.	770,350	72,913
	Potash Corp. of Saskatchewan Inc.	1,148,500	46,732
	Cabot Corp.	750,000	29,842
	Praxair Inc.	227,700	24,922
	Newmont Mining Corp.	286,300	13,296
	Dow Chemical Co.	300,000	9,696
	Greif Inc. Class A	130,000	5,785
	International Paper Co.	100,000	3,984
*	Crown Holdings Inc.	65,000	2,393
	Greif Inc. Class B	36,500	1,770
	Kaiser Aluminum Corp.	10,000	617
			211,950
Utilities (0.6%)
	Public Service Enterprise Group Inc.	488,393	14,945
	Exelon Corp.	259,500	7,717
	NextEra Energy Inc.	56,700	3,923
	Edison International	35,800	1,618
	AES Corp.	100,000	1,070
	FirstEnergy Corp.	12,000	501
			29,774
Total Common Stocks (Cost $3,362,947)			4,613,918

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
[1,2] Vanguard Market Liquidity Fund (Cost
$65,023)	0.162%	65,022,969	65,023

Total Investments (100.6%) (Cost $3,427,970)			4,678,941
Other Assets and Liabilities-Net (-0.6%)[2]			(27,224)
Net Assets (100%)			4,651,717

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $9,538,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $10,285,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

PRIMECAP Core Fund

The following table summarizes the market value of the fund's investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,348,983	264,935	—
Temporary Cash Investments	65,023	—	—
Total	4,414,006	264,935	—

D. At December 31, 2012, the cost of investment securities for tax purposes was $3,427,970,000.

Net unrealized appreciation of investment securities for tax purposes was $1,250,971,000, consisting of unrealized gains of $1,400,773,000 on securities that had risen in value since their purchase and $149,802,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2013

VANGUARD FENWAY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 14, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.